Obligations Related to Capital Leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Obligations Related to Capital Leases
10. Obligations Related to Capital Leases

	December 31, 2018 $	December 31, 2017 $
Teekay LNG
LNG Carriers	1,274,569	961,711
Suezmax Tanker	23,987	49,838
Teekay Tankers
Suezmax Tankers	191,267	148,908
Aframax Tankers	157,899	—
LR2 Product Tanker	26,123	—
Total obligations related to capital leases	1,673,845	1,160,457
Less current portion	(102,115)	(114,173)
Long-term obligations related to capital leases	1,571,730	1,046,284

As at December 31, 2018, Teekay LNG was a party to capital leases on eight LNG carriers, the Creole Spirit, the Oak Spirit, the Torben Spirit, the Macoma, the Murex, the Magdala, the Myrina, and the Megara. Upon delivery of these eight LNG carriers between February 2016 and July 2018, Teekay LNG sold these respective vessels to third parties (or Lessors) and leased them back under 10-year bareboat charter contracts ending in 2026 through to 2028. The bareboat charter contracts are accounted for as obligations related to capital leases and have purchase obligations at the end of the lease terms.

Teekay LNG understands that these vessels and lease operations are the only assets and operations of the Lessors. Teekay LNG operates the vessels during the lease term and as a result, is considered to be, under U.S. GAAP, the Lessor's primary beneficiary; therefore, Teekay LNG consolidates the Lessors for financial reporting purposes as VIEs.

The liabilities of the Lessors are loans and are non-recourse to Teekay LNG. The amounts funded to the Lessors in order to purchase the vessels materially match the funding to be paid by Teekay LNG's subsidiaries under the sale-leaseback transaction. As a result, the amounts due by Teekay LNG's subsidiaries to the Lessors have been included in obligations related to capital lease as representing the Lessors' loans.

The obligations of Teekay LNG under the bareboat charter contracts are guaranteed by Teekay LNG. In addition, the guarantee agreements require Teekay LNG to maintain minimum levels of tangible net worth and aggregate liquidity, and not to exceed a maximum amount of leverage. As at December 31, 2018, Teekay LNG was in compliance with all covenants in respect of the obligations related to capital leases.

As at December 31, 2018, the remaining commitments related to the eight capital leases for Teekay LNG's LNG carriers and LNG carrier newbuildings, including the related purchase obligations, approximated $1.7 billion, including imputed interest of $435.3 million, repayable from 2019 through 2028, as indicated below:

Year	Commitment
2019	$119,517
2020	$118,685
2021	$117,772
2022	$116,978
2023	$116,338
Thereafter	$1,120,670

As at December 31, 2018, Teekay LNG was a party, as lessee, to capital leases on one Suezmax tanker, the Toledo Spirit. Under this capital lease, the owner had the option to require Teekay LNG to purchase the vessel. The charterer, who is also the owner, also had the option to cancel the charter contract and the cancellation option was first exercisable in August 2018. In January 2019, the charterer of the Toledo Spirit sold the vessel and the capital lease was terminated.

The amounts in the table below include the remaining commitments related to the one capital lease for the Toledo Spirit Suezmax tanker, including the related purchase obligations, repayable in 2019. Upon the sale of the vessel in January 2019, Teekay LNG returned the vessel to the owner and the full amount of the associated obligation related to the capital lease was concurrently extinguished.

Teekay LNG's capital lease relating to its Suezmax tanker does not contain financial or restrictive covenants other than those relating to operation and maintenance of the vessel.

In November 2018, Teekay Tankers completed an $84.7 million sale-leaseback financing transaction with a financial institution relating to four of the Teekay Tankers' vessels, consisting of two Aframax tankers, one Suezmax tanker and one LR2 product tanker, the Explorer Spirit, Navigator Spirit, Pinnacle Spirit and Trysil Spirit.

In September 2018, Teekay Tankers completed a $156.6 million sale-leaseback financing transaction with a financial institution relating to six of its Aframax tankers, the Blackcomb Spirit, Emerald Spirit, Garibaldi Spirit, Peak Spirit, Tarbet Spirit and Whistler Spirit.

In July 2017, Teekay Tankers completed a $153.0 million sale-leaseback financing transaction with a financial institution relating to four of Teekay Tankers' Suezmax tankers, the Athens Spirit, the Beijing Spirit, the Moscow Spirit and the Sydney Spirit. Under these arrangements, Teekay Tankers transferred the vessels to subsidiaries of the financial institutions (or collectively, the Lessors), and leased the vessels back from the Lessors on bareboat charters ranging from nine-to 12-year terms. Teekay Tankers has the option to purchase each of the 14 tankers at any point between July 2020 and the end of their respective terms. Teekay Tankers is also obligated to purchase six of the Aframax vessels upon maturity of their respective bareboat charters.

Teekay Tankers understands that these vessels and lease operations are the only assets and operations of the Lessors. Teekay Tankers operates the vessels during the lease term, and as a result, is considered to be the Lessor's primary beneficiary and therefore Teekay Tankers consolidates the Lessors for financial reporting purposes.

The liabilities of the Lessors are loans that are non-recourse to Teekay Tankers. The amounts funded to the Lessors in order to purchase the vessels materially match the funding to be paid by Teekay Tankers' subsidiaries under these lease-back transactions. As a result, the amounts due by Teekay Tankers' subsidiaries to the Lessors have been included in obligations related to capital leases as representing the Lessors' loans.

The bareboat charters related to each of these vessels require that Teekay Tankers maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of Teekay Tankers' consolidated debt and obligations related to capital leases (excluding applicable security deposits reflected in restricted cash – non-current on the Company's consolidated balance sheets).

Four of the bareboat charters require Teekay Tankers to maintain, for each vessel, a hull coverage ratio of 90% of the total outstanding principal balance during the first three years of the lease period and 100% of the total outstanding principal balance thereafter. As at December 31, 2018, this ratio was approximately 101% (December 31, 2017 – 105%).
Six of the bareboat charters require Teekay Tankers to maintain, for each vessel, a hull coverage ratio of 75% of the total outstanding principal balance during the first year of the lease period, 78% for the second year, 80% for the following two years and 90% of the total outstanding principal balance thereafter. As at December 31, 2018, this ratio was approximately 91% (December 31, 2017 – nil).
The remaining four bareboat charters also require Teekay Tankers to maintain, for each vessel, a hull overage ratio of 100% of the total outstanding principal balance. As at December 31, 2018, this ratio was approximately 122% (December 31, 2017 – nil).
Such requirements are assessed annually with reference to vessel valuations compiled by one or more agreed upon third parties. As at December 31, 2018, Teekay Tankers was in compliance with all covenants in respect of the obligations related to capital leases.

Teekay Tankers maintains restricted cash deposits relating to leasing arrangements which cash totaled $4.3 million and $2.7 million as at December 31, 2018 and 2017, respectively.

As at December 31, 2018, the remaining commitments related to Teekay LNG's one capital lease for a Suezmax tanker and Teekay Tankers' five capital leases for Suezmax tankers, eight capital leases for Aframax tankers and one capital lease for the LR2 product tanker, including the related purchase obligations, approximated $581.3 million, including imputed interest of $182.0 million, repayable from 2019 through 2029, as indicated below:

Year	Commitment
2019	$72,168
2020	$47,373
2021	$47,237
2022	$47,230
2023	$47,222
Thereafter	$320,064